UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Autoliv Inc.	98,870	$10,460,446

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	290,499	34,177,207

Media - 5.9%
Comcast Corp., Class A Shares	3,184,726	214,172,824
Walt Disney Co.	1,239,938	118,972,051

Total Media		333,144,875

Specialty Retail - 4.9%
Home Depot Inc.	1,390,076	192,164,106
TJX Cos. Inc.	1,090,420	89,109,123

Total Specialty Retail		281,273,229

TOTAL CONSUMER DISCRETIONARY		659,055,757

CONSUMER STAPLES - 9.2%
Beverages - 2.2%
Coca-Cola Co.	1,441,433	62,889,721
PepsiCo Inc.	563,565	61,383,500

Total Beverages		124,273,221

Food & Staples Retailing - 3.3%
CVS Health Corp.	1,195,550	110,851,396
Wal-Mart Stores Inc.	1,057,192	77,143,300

Total Food & Staples Retailing		187,994,696

Food Products - 1.4%
General Mills Inc.	321,622	23,121,406
Kraft Heinz Co.	296,946	25,653,165
Mondelez International Inc., Class A Shares	700,039	30,787,715

Total Food Products		79,562,286

Household Products - 2.3%
Kimberly-Clark Corp.	473,521	61,344,646
Procter & Gamble Co.	815,707	69,816,362

Total Household Products		131,161,008

TOTAL CONSUMER STAPLES		522,991,211

ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	647,458	52,133,318
Weatherford International PLC	172,014	977,039	*

Total Energy Equipment & Services		53,110,357

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	508,867	27,748,518
Chevron Corp.	637,726	65,354,160
Exxon Mobil Corp.	1,517,966	135,023,076
Occidental Petroleum Corp.	431,796	32,268,115

Total Oil, Gas & Consumable Fuels		260,393,869

TOTAL ENERGY		313,504,226

FINANCIALS - 14.2%
Banks - 5.1%
BB&T Corp.	440,282	16,233,197
Citigroup Inc.	726,224	31,815,874
JPMorgan Chase & Co.	1,980,472	126,690,794
U.S. Bancorp	1,174,204	49,516,183
Wells Fargo & Co.	1,414,587	67,857,738

Total Banks		292,113,786

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Bank of New York Mellon Corp.	453,195	$17,855,883

Consumer Finance - 1.0%
Synchrony Financial	2,022,110	56,376,427	*

Diversified Financial Services - 2.5%
Berkshire Hathaway Inc., Class A Shares	653	141,048,000	*

Insurance - 3.7%
MetLife Inc.	877,935	37,522,942
Travelers Cos. Inc.	1,478,267	171,804,190

Total Insurance		209,327,132

Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	586,241	67,869,120
Forest City Realty Trust Inc., Class A Shares	1,013,744	23,975,046

Total Real Estate Investment Trusts (REITs)		91,844,166

TOTAL FINANCIALS		808,565,394

HEALTH CARE - 16.8%
Biotechnology - 2.3%
AbbVie Inc.	255,547	16,924,878
Amgen Inc.	475,104	81,732,141
BioMarin Pharmaceutical Inc.	105,106	10,449,639	*
Celgene Corp.	207,558	23,285,932	*

Total Biotechnology		132,392,590

Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	180,700	31,803,200
Medtronic PLC	737,762	64,650,084

Total Health Care Equipment & Supplies		96,453,284

Health Care Providers & Services - 3.8%
Aetna Inc.	374,221	43,114,001
Cardinal Health Inc.	360,671	30,152,096
Express Scripts Holding Co.	220,515	16,774,576	*
UnitedHealth Group Inc.	864,331	123,772,199

Total Health Care Providers & Services		213,812,872

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc.	343,110	54,499,592

Pharmaceuticals - 8.0%
Bristol-Myers Squibb Co.	900,670	67,379,123
Johnson & Johnson	1,181,350	147,940,461
Merck & Co. Inc.	1,830,351	107,368,390
Pfizer Inc.	2,739,060	101,043,923
Roche Holding AG, ADR	1,042,936	33,467,816

Total Pharmaceuticals		457,199,713

TOTAL HEALTH CARE		954,358,051

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.1%
Honeywell International Inc.	848,870	98,749,047
Raytheon Co.	637,280	88,919,679
United Technologies Corp.	398,974	42,949,551

Total Aerospace & Defense		230,618,277

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	732,123	79,142,496

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.9%
Waste Management Inc.	789,689	$52,214,237

Industrial Conglomerates - 2.9%
3M Co.	384,963	68,662,000
General Electric Co.	3,129,385	97,449,049

Total Industrial Conglomerates		166,111,049

TOTAL INDUSTRIALS		528,086,059

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.0%
Cisco Systems Inc.	1,858,140	56,729,014

Internet Software & Services - 4.1%
Alphabet Inc., Class A Shares	99,902	79,056,449	*
Alphabet Inc., Class C Shares	111,016	85,347,991	*
Facebook Inc., Class A Shares	542,994	67,298,676	*

Total Internet Software & Services		231,703,116

IT Services - 3.8%
Automatic Data Processing Inc.	865,230	76,962,209
International Business Machines Corp.	294,200	47,254,404
Visa Inc., Class A Shares	1,186,890	92,636,764

Total IT Services		216,853,377

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	777,590	27,106,787
Texas Instruments Inc.	426,772	29,767,347

Total Semiconductors & Semiconductor Equipment		56,874,134

Software - 7.1%
Adobe Systems Inc.	625,788	61,239,614	*
Microsoft Corp.	3,810,305	215,968,087
Oracle Corp.	1,345,289	55,210,661
Red Hat Inc.	432,050	32,529,045	*
SAP SE, ADR	453,470	39,628,743

Total Software		404,576,150

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	1,337,609	139,392,234
EMC Corp.	628,761	17,781,361

Total Technology Hardware, Storage & Peripherals		157,173,595

TOTAL INFORMATION TECHNOLOGY		1,123,909,386

MATERIALS - 3.8%
Chemicals - 3.8%
E.I. du Pont de Nemours & Co.	202,391	13,999,385
Ecolab Inc.	492,681	58,323,577
PPG Industries Inc.	1,392,208	145,778,100

TOTAL MATERIALS		218,101,062

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	2,253,974	97,574,534
Verizon Communications Inc.	1,014,690	56,223,973

TOTAL TELECOMMUNICATION SERVICES		153,798,507

UTILITIES - 0.8%
Electric Utilities - 0.5%
Eversource Energy	443,784	25,956,926

Multi-Utilities - 0.3%
Sempra Energy	156,730	17,534,953

TOTAL UTILITIES		43,491,879

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,427,320,142)		5,325,861,532

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $362,342,945)	0.460%	362,342,945	$362,342,945

TOTAL INVESTMENTS - 100.0% (Cost - $2,789,663,087#)			5,688,204,477
Other Assets in Excess of Liabilities - 0.0%			186,152

TOTAL NET ASSETS - 100.0%			$5,688,390,629

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$5,325,861,532	—	—	$5,325,861,532

Short-Term Investments†	362,342,945	—	—	362,342,945

Total Investments	$5,688,204,477	—	—	$5,688,204,477

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,913,086,649
Gross unrealized depreciation	(14,545,259)

Net unrealized appreciation	$2,898,541,390

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016